Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Schedule of accounts receivable, net
Accounts receivable, net consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable, third parties	288,507	224,560
Less: Allowance for doubtful accounts, third parties	(2,688)	(3,454)
Accounts receivable, third parties, net	285,819	221,106
Accounts receivable, related parties	1,583,920	1,395,833
Less: Allowance for doubtful accounts, related parties	(11,217)	(22,000)
Accounts receivable, related parties, net	1,572,703	1,373,833

Schedule of movement of the allowance for doubtful accounts of accounts receivables due from related parties
The movement of the allowance for doubtful accounts receivables is as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	—	6,887	13,905
Additions	6,887	9,951	13,875
Reversal	—	(2,426)	(10)
Write-off	—	(507)	(2,316)
Balance at the end of the year	6,887	13,905	25,454